Share-Based Payment (Details 2)	12 Months Ended
Mar. 31, 2019 $ / shares
Statement Line Items [Line Items]
Risk free interest rate	1.00%
Expected dividend
Expected volatility	80.00%
Vested Options [Member]
Statement Line Items [Line Items]
Risk free interest rate	2.60%
Expected dividend
Expected volatility	80.00%
Expected life	1 year 3 months 19 days
Fair value of stock	$ 4,630.35
Unvested Options [Member]
Statement Line Items [Line Items]
Risk free interest rate	2.60%
Expected dividend
Expected volatility	80.00%
Expected life	3 years 2 months 12 days
Fair value of stock	$ 4,630.35